Business Combination and Backstop Agreement (Tables)	3 Months Ended
Mar. 31, 2023
Ocean Biomedical Inc [Member]
Statement [Line Items]
Schedule of Elements of Business Combination

The following table reconciles the elements of the Business Combination to the unaudited condensed consolidated statements of stockholders’ equity/(deficit) and cash flows for the three months ended March 31, 2023 (in thousands):

Cash from AHAC trust, net of redemptions	$52,070
Issuance costs from business combination	(2,049)
Net impact on total stockholders’ equity	50,021

Non-cash offering costs	2,049
Net impact on cash provided by financing activity	$52,070